Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$76,274,969.31	0.2421428	$53,918,073.19	0.1711685	$22,356,896.12
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$535,534,969.31	0.5332633	$513,178,073.19	0.5110012	$22,356,896.12

Weighted Avg. Coupon (WAC)	4.38%		4.39%
Weighted Avg. Remaining Maturity (WARM)	40.99		40.13
Pool Receivables Balance	$609,674,394.32		$583,800,558.55
Remaining Number of Receivables	49,003		48,097

Adjusted Pool Balance	$598,990,385.73		$573,728,356.22

III. COLLECTIONS

Principal:
Principal Collections	$25,098,425.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$558,734.97
Total Principal Collections	$25,657,160.79

Interest:
Interest Collections	$2,189,056.11
Late Fees & Other Charges	$43,756.94
Interest on Repurchase Principal	$-
Total Interest Collections	$2,232,813.05

Collection Account Interest	$2,015.26
Reserve Account Interest	$443.16
Servicer Advances	$-

Total Collections	$27,892,432.26

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$27,892,432.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,892,432.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$508,062.00		$508,062.00	$508,062.00
Collection Account Interest					$2,015.26
Late Fees & Other Charges					$43,756.94
Total due to Servicer					$553,834.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$39,408.73		$39,408.73
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$431,190.40		$431,190.40	$431,190.40

Available Funds Remaining:					$26,907,407.66

3. Principal Distribution Amount:					$22,356,896.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,356,896.12
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		22,356,896.12		$22,356,896.12
Total Noteholders Principal				$22,356,896.12

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,550,511.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,684,008.59
Beginning Period Amount	$10,684,008.59
Current Period Amortization	$611,806.26
Ending Period Required Amount	$10,072,202.33
Ending Period Amount	$10,072,202.33
Next Distribution Date Required Amount	$9,481,598.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$63,455,416.42	$60,550,283.02	$60,550,283.02
Overcollateralization as a % of Adjusted Pool	10.59%	10.55%	10.55%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.05%	47,638	98.79%	$576,716,830.67
30 - 60 Days	0.79%	382	1.01%	$5,889,163.75
61 - 90 Days	0.14%	69	0.18%	$1,056,825.18
91 + Days	0.02%	8	0.02%	$137,738.95
		48,097		$583,800,558.55
Total
Delinquent Receivables 61 + days past due	0.16%	77	0.20%	$1,194,564.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	133	0.35%	$2,115,213.14
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	153	0.38%	$2,447,768.82
Three-Month Average Delinquency Ratio	0.25%		0.31%

Repossession in Current Period		36		$557,902.22
Repossession Inventory		74		$523,938.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$775,409.95
Recoveries				$(558,734.97)
Net Charge-offs for Current Period				$216,674.98

Beginning Pool Balance for Current Period				$609,674,394.32

Net Loss Ratio				0.43%
Net Loss Ratio for 1st Preceding Collection Period				0.91%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$5,000,770.54
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$1,553,056.25
Number of Extensions				92

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